Debt - Annual Estimated Debt Service Requirements (Details) - USD ($) $ in Millions	Mar. 31, 2017 [1]	Dec. 31, 2016 [2]
Other Commitments [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 36	$ 89
Long-term Debt, Maturities, Repayments of Principal in Year Two	50	50
Long-term Debt, Maturities, Repayments of Principal in Year Three	222	223
Long-term Debt, Maturities, Repayments of Principal in Year Four	3,650	3,650
Long-term Debt, Maturities, Repayments of Principal in Year Five	2,249	2,249
Long-term Debt, Maturities, Repayments of Principal after Year Five	687	687
Long-term debt, Maturities, Repayments of Principal, Total	6,894	6,948
Contractual Obligation, Due in Next Fiscal Year	526	659
Contractual Obligation, Due in Second Year	630	630
Contractual Obligation, Due in Third Year	812	813
Contractual Obligation, Due in Fourth Year	4,170	4,170
Contractual Obligation, Due in Fifth Year	2,469	2,469
Contractual Obligation, Due after Fifth Year	727	727
Contractual Obligation, Total	9,334	9,468
Interest Expense [Member]
Other Commitments [Line Items]
Other Commitment, Due in Next Twelve Months	490	570
Other Commitment, Due in Second Year	580	580
Other Commitment, Due in Third Year	590	590
Other Commitment, Due in Fourth Year	520	520
Other Commitment, Due in Fifth Year	220	220
Other Commitment, Due after Fifth Year	40	40
Other Commitment, Total	2,440	2,520
CERP
Other Commitments [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	20	68
Long-term Debt, Maturities, Repayments of Principal in Year Two	25	25
Long-term Debt, Maturities, Repayments of Principal in Year Three	25	25
Long-term Debt, Maturities, Repayments of Principal in Year Four	3,350	3,350
Long-term Debt, Maturities, Repayments of Principal in Year Five	1,150	1,150
Long-term Debt, Maturities, Repayments of Principal after Year Five	0	0
Long-term debt, Maturities, Repayments of Principal, Total	4,570	4,618
Contractual Obligation, Due in Next Fiscal Year	360	458
Contractual Obligation, Due in Second Year	415	415
Contractual Obligation, Due in Third Year	425	425
Contractual Obligation, Due in Fourth Year	3,710	3,710
Contractual Obligation, Due in Fifth Year	1,280	1,280
Contractual Obligation, Due after Fifth Year	0	0
Contractual Obligation, Total	6,190	6,288
CERP | Interest Expense [Member]
Other Commitments [Line Items]
Other Commitment, Due in Next Twelve Months	340	390
Other Commitment, Due in Second Year	390	390
Other Commitment, Due in Third Year	400	400
Other Commitment, Due in Fourth Year	360	360
Other Commitment, Due in Fifth Year	130	130
Other Commitment, Due after Fifth Year	0	0
Other Commitment, Total	1,620	1,670
CGP
Other Commitments [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	16	21
Long-term Debt, Maturities, Repayments of Principal in Year Two	25	25
Long-term Debt, Maturities, Repayments of Principal in Year Three	197	198
Long-term Debt, Maturities, Repayments of Principal in Year Four	300	300
Long-term Debt, Maturities, Repayments of Principal in Year Five	1,099	1,099
Long-term Debt, Maturities, Repayments of Principal after Year Five	687	687
Long-term debt, Maturities, Repayments of Principal, Total	2,324	2,330
Contractual Obligation, Due in Next Fiscal Year	166	201
Contractual Obligation, Due in Second Year	215	215
Contractual Obligation, Due in Third Year	387	388
Contractual Obligation, Due in Fourth Year	460	460
Contractual Obligation, Due in Fifth Year	1,189	1,189
Contractual Obligation, Due after Fifth Year	727	727
Contractual Obligation, Total	3,144	3,180
CGP | Interest Expense [Member]
Other Commitments [Line Items]
Other Commitment, Due in Next Twelve Months	150	180
Other Commitment, Due in Second Year	190	190
Other Commitment, Due in Third Year	190	190
Other Commitment, Due in Fourth Year	160	160
Other Commitment, Due in Fifth Year	90	90
Other Commitment, Due after Fifth Year	40	40
Other Commitment, Total	$ 820	$ 850

[1]	Debt principal payments are estimated amounts based on maturity dates and potential borrowings under our revolving credit facility. Interest payments are estimated based on the forward-looking LIBOR curve. Actual payments may differ from these estimates.
[2]	Debt principal payments are estimated amounts based on maturity dates and potential borrowings under our revolving credit facility. Interest payments are estimated based on the forward-looking LIBOR curve. Actual payments may differ from these estimates.